Consolidated Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Consolidated Valuation and Qualifying Accounts [Abstract]
CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS

WILLBROS GROUP, INC.

SCHEDULE II – CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

Year Ended	Description	Balance at Beginning of Year	Charged (Credited) to Costs and Expense	Charge Offs and Other	Balance at End of Year
December 31, 2009	Allowance for Bad Debts	$1,551	$650	$(279)	$1,922
December 31, 2010	Allowance for Bad Debts	$1,922	$2,807	$(334)	$4,395
December 31, 2011	Allowance for Bad Debts	$4,395	$1,030	$(4,150)	$1,275